Financial Instruments - Fair Values and Risk Management - Schedule of Classification and Carrying Amounts of Group's Financial Assets and Financial Liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of detailed information about financial instruments [line items]
Total financial assets	€ 117,356	€ 107,235	€ 125,716
Total financial liabilities	161,226	155,573	143,545
Financial liabilities at amortised cost, class [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	160,906	155,306	142,252
Financial liabilities at amortised cost, class [member] | Long-term borrowings [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	20,943	25,717	17,961
Financial liabilities at amortised cost, class [member] | Bank Overdraft and Short Term Borrowings [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	35,148	25,967	24,427
Financial liabilities at amortised cost, class [member] | Trade Accounts Payable [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	77,901	76,035	70,457
Financial liabilities at amortised cost, class [member] | Other Accounts Payable [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	26,914	27,587	29,407
Financial liabilities at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	320	267	1,293
Financial liabilities at fair value through profit or loss, category [member] | Forward exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	320	267	1,293
Financial assets at amortised cost, class [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	117,138	106,896	125,493
Financial assets at amortised cost, class [member] | Other Non Current Receivables [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	4,533	1,402	2,137
Financial assets at amortised cost, class [member] | Trade receivables [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	40,967	37,549	40,138
Financial assets at amortised cost, class [member] | Other Current Receivables [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	9,507	12,910	18,237
Financial assets at amortised cost, class [member] | Cash and Cash Equivalent [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	62,131	55,035	64,981
Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	218	339	223
Financial assets at fair value through profit or loss, category [member] | Forward exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	€ 218	€ 339	€ 223